Acquisitions and disposals - Additional information (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Acquisitions And Disposals [Line Items]
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates	[1]		$ 46
Yancoal
Disclosure Of Acquisitions And Disposals [Line Items]
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates	[1]	$ 10
Royalty proceeds			20
Hail Creek Coal Mine
Disclosure Of Acquisitions And Disposals [Line Items]
Cash received from working capital adjustments			$ 26

[1]	Refer to Acquisitions and disposals note on page F-14.